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WesMark Government Bond Fund
Summary Sections WesMark Government Bond Fund
INVESTMENT OBJECTIVE
The WesMark Government Bond Fund (the Fund) seeks to achieve high current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Government Bond Fund WesMark Government Bond Fund Shares
Management Fees	0.60%
Distribution (12b-1) Fees	none
Shareholder Services Fee	0.25%	[1]
Other Expenses	0.18%
Acquired Fund Fees & Expenses	0.01%
Total Annual Fund Operating Expenses	1.04%
[1]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Thre Years	Five Years	Ten Years
WesMark Government Bond Fund | WesMark Government Bond Fund Shares | USD ($)	106	331	574	1,270

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing primarily in U.S. government securities. U.S. government securities include U.S. Treasury securities as well as securities of U.S. government sponsored entities, (GSE). The Fund's portfolio may also include investment-grade corporate debt securities and certain taxable securities issued by municipal entities such as Build America Bonds. The Fund does not invest in non-investment grade corporate debt securities as part of its principal investment strategy.

Certain GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may invest in collateralized mortgage obligations (CMOs) issued by U.S. governmental or government related enterprises. The Fund's investment in CMO's may be significant. CMOs have various call features and may be issued in multiple classes, with each class having a specific coupon rate and stated maturity or final distribution date. The Adviser invests in CMOs in an attempt to increase the Fund's return by taking advantage of current and potential yield differentials existing from time to time between CMOs and other mortgage-backed or federal agency securities.

WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in securities with any maturity.

Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 31 of this prospectus.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Risks Related to Complex CMOs:	CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment, and liquidity risks.
Call Risks:	An issue may redeem a fixed-income security before maturity at a price below its current market price.
Prepayment Risks:	The relative volatility of mortgage–backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.
Liquidity Risks:	A Fund may not be able to sell a security when it wants.
Government Sponsored Entities Risk:

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association (Ginnie Mae), Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds. Investors generally regard agency securities as having low credit risks, but not as low as Treasury securities.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae") and Tennessee Valley Authority in support of such obligations.

Since 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA).

Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund's managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Market Risk:

The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 31 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and show how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

The Fund changed its investment strategy on May 31, 2006 and the prior performance shown is a result of the prior investment strategy which did not require the Fund to normally invest at least 80% of its assets in U.S. government fixed-income securities.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 2.74% (quarter ended 3/31/2020). Its lowest quarterly return was -2.72% (quarter ended 6/30/2013).

Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2020:

WesMark Government Bond Fund

Average Annual Total Returns - WesMark Government Bond Fund	1 Year	5 Years	10 Years
WesMark Government Bond Fund Shares	3.46%	2.26%	2.02%
WesMark Government Bond Fund Shares | After Taxes on Distributions	2.66%	1.43%	1.21%
WesMark Government Bond Fund Shares | After Taxes on Distributions and Sales	2.05%	1.36%	1.21%
Barclays Capital Intermediate U.S. Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	6.43%	3.64%	3.11%
Lipper Intermediate U.S. Government Funds Average (LIGFA)	6.16%	2.85%	2.44%
Lipper General U.S. Government Funds Average (LGUSFA)	7.43%	3.25%	2.95%

The BCIGCI is an unmanaged market value weighted performance index for government and corporate fixed rate debt issues with maturities between one and ten years. The BCIGCI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The information presented for the LIGFA is the average of the total returns of funds designated by Lipper as falling into the category of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.

The information presented for the LGUSFA is the average total returns of funds designated by Lipper as falling into the category of funds that invest primarily in U.S. government and agency issues. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.